Debentures - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	May 15, 2019	Dec. 31, 2018	Sep. 28, 2018
Disclosure of detailed information about borrowings [abstract]
Debentures issued	R$ 800,000	R$ 800,000	R$ 400,000	R$ 800,000